Cover Page		3 Months Ended
	Aug. 05, 2020	Jun. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	Quantum Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2665054
Entity Address, Address Line One	224 Airport Parkway
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	944-4000
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	QMCO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Entity Central Index Key	0000709283
Amendment Flag	false
Entity File Number	001-13449